Income taxes (Disclosure of temporary differences, unused tax credits and unused tax losses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 11,025,000	$ 3,329,000
Temporary differences, expiry period	2029 to 2041	2029 to 2040
USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 306,000	$ 365,000
Temporary differences, expiry period	2031 to 2041	2031 to 2040
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 88,000	$ 110,000
Temporary differences, expiry period	2038 to 2042	2038 to 2041
Debt with accretion [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 0	$ 5,000
Temporary differences, expiry period	No expiry	No expiry
Marketable securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 615,000	$ 0
Temporary differences, expiry period	No expiry	No expiry
Non-capital losses available for future periods [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences	$ 11,321,000	$ 3,694,000
Temporary differences, expiry period	2029 to 2039	2029 to 2039